Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents		$ 748,099	$ 3,190,995
Advanced to suppliers		2,941	717,748
Accounts receivables, net		47,753	211,356
Prepaid expenses and other current assets		539,531	618,771
Inventories, net		600,876	626,196
Total current assets		1,955,795	6,259,337
Non-current assets:
Property and equipment, net		3,599,546	3,982,410
Intangible assets, net		2,362,417	2,509
Right-of-use assets		547,214	704,531
Deferred offering costs			752,955
Deferred tax assets		502,965	381,191
Total non-current assets		7,012,142	5,823,596
TOTAL ASSETS		8,967,937	12,082,933
Current liabilities:
Accounts payables		430,510	683,424
Contract liabilities		3,776,879	3,385,764
Accrued expenses and other current liabilities		2,663,779	661,037
Operating lease liabilities - current		190,023	174,650
Total current liabilities		7,074,203	6,229,053
Non-current liabilities:
Contract liabilities		1,376,046	4,765,785
Long-term loans		1,376,046
Operating lease liabilities - non-current		335,241	500,262
Other non-current liabilities		1,025,051
Total non-current liabilities		6,472,531	5,266,047
TOTAL LIABILITIES		13,546,734	11,495,100
Shareholders’ (deficit)/equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 ordinary shares authorized, 57,080,546 and 50,000,000 ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively) *	[1]	5,708	5,000
Additional paid-in capital			4,244,352
Accumulated deficit		(4,898,117)	(3,979,667)
Accumulated other comprehensive income		313,612	318,148
Total shareholders’ (deficit)/equity		(4,578,797)	587,833
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQUITY		8,967,937	12,082,933
Related Party
Current assets:
Amount due from related parties		16,595	894,271
Current liabilities:
Amounts due to related parties		13,012	1,324,178
Non-current liabilities:
Amounts due to a related party, non-current		$ 2,360,147

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.